Transactions with Affiliates Level 4 Reinsurance Disclosures (Details) - Hartford Life and Accident Insurance Company [Member] - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017
Group Insurance Policies [Member]
Effects of Reinsurance [Line Items]
Ceded Premiums Written	$ 9	$ 27
Accident and Health Insurance Product Line [Member]
Effects of Reinsurance [Line Items]
Ceded Premiums Written	$ 25	$ 70